Investment Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Amortized cost	$ 507,186	$ 406,422
Gross unrealized gains	536	5,663
Gross unrealized losses	62,328	5,536
Estimated fair value	445,394	406,549
U.S Treasuries [Member]
Amortized cost	10,951	7,964
Gross unrealized gains	0	0
Gross unrealized losses	1,137	75
Estimated fair value	9,814	7,889
Mortgage-backed securities
Amortized cost	299,222	218,402
Gross unrealized gains	445	1,769
Gross unrealized losses	25,829	3,019
Estimated fair value	273,838	217,152
U.S. Government sponsored enterprises
Amortized cost	12,245	14,252
Gross unrealized gains	0	200
Gross unrealized losses	706	185
Estimated fair value	11,539	14,267
State and political subdivisions
Amortized cost	184,768	165,804
Gross unrealized gains	91	3,694
Gross unrealized losses	34,656	2,257
Estimated fair value	$ 150,203	$ 167,241